Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
MassMutual Barings Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Barings Dynamic Allocation Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks positive total real return.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds. More information about these and other discounts is available in the section titled Sales Charges by Class beginning on page 114 of the Fund’s Prospectus or from your financial professional.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 168% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	168.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	For Class A shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in MassMutual funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing across different asset classes. The Fund invests primarily in individual securities, exchange-traded funds (“ETFs”), and derivatives. The Fund may but will not necessarily engage in foreign currency forward contracts to take long or short positions in foreign currencies in order to enhance the Fund’s investment return or to attempt to protect against adverse changes in currency exchange rates. In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities, or as a substitute for direct investments); and may purchase and sell options (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio of debt securities, or as a substitute for direct investments). Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

Under normal conditions, the Fund will allocate its investments among the following asset classes. With respect to investment in ETFs and exchange-traded notes (“ETNs”), the Fund’s subadviser, Baring International Investment Limited (“Baring”), considers such investments to be within the asset allocation category set forth in the table below if such ETF or ETN invests principally in the type of securities described in such category.

	Allocation Range
Asset Allocation	From	To
Equity and Convertible Securities (directly or through ETFs)	10%	90%
• Developed Market Equity	0%	90%
• Emerging Market Equity	0%	40%
Fixed Income Securities (directly or through ETFs)	0%	80%
• Developed Market Government Bonds	0%	80%
• Emerging Market Government Bonds	0%	20%
• Investment Grade Corporate Credit	0%	40%
• Non-Investment Grade (“Junk” or “High Yield”) Corporate Credit	0%	20%
Property through Real Estate Investment Trusts (“REITs”) and ETFs	0%	30%
Cash on deposit, excluding short term instruments	0%	30%
Alternative Investments through ETFs, ETNs, and other instruments	0%	25%
• Commodities	0%	25%

Baring considers Developed Market Equity securities to be securities of issuers:
  Which are organized, headquartered, or domiciled in any country included in the Morgan Stanley Capital International Europe, Australasia, Far East Index (the “EAFE Index”), the United States, and Canada; or
  Whose principal listing is on a securities exchange in any country included in the EAFE Index, the United States, or Canada.
Baring considers Emerging Market Equity securities to be securities of issuers:
  Which are organized, headquartered, or domiciled in any country included in the Morgan Stanley Capital International Emerging Markets Index (the “EM Index”); or
  Whose principal listing is on a securities exchange in any country included in the EM Index; or
  Which have a substantial portion of their assets in, or derive a substantial portion of their revenues from, any one or more countries included in the EM Index.
Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, and rights, and warrants, of issuers of any size. The Fund may also obtain a significant portion or all of its exposure to equity securities through investment in ETFs.

Baring considers Developed Market Government Bonds to include nominal and inflation-linked securities issued or guaranteed by sovereign entities; securities of any supranational entity; or securities of any government agency, regional government, or government sponsored enterprise, that are rated at least Baa3 by Moody’s or BBB- by Standard & Poor’s (using the lower rating) or, if unrated, determined to be of comparable quality by the subadviser, whether or not they carry any guarantee by a central or federal government entity.

Baring considers Emerging Market Government Bonds to include nominal and inflation-linked securities issued or guaranteed by sovereign entities; or securities of any government agency, regional government, or government sponsored enterprise, that are rated below Baa3 by Moody’s or BBB- by Standard & Poor’s (using the lower rating) or, if unrated, determined to be of comparable quality by the subadviser, whether or not they carry any guarantee by a central or federal government entity.

“Corporate Credit” may include debt obligations of any kind of issuer, located anywhere in the world, including, without limitation, debt obligations of private issuers; mortgage-related and asset-backed securities; bank loans; and short-term investments of any kind.

Normally, 20% or less of the Fund’s total assets will be invested in or provide exposure to below investment grade securities rated Ba1 or below by Moody’s or BB+ or below by Standard & Poor’s, or if unrated, determined to be of comparable quality by the subadviser (using the lower rating) (“junk” or “high yield” bonds), including securities in default. In determining which fixed income securities to purchase for the Fund, Baring generally considers, in addition to credit quality, the maturity, coupon, or duration of the security under consideration. There are no limits with respect to the maturity or duration of the securities held by the Fund. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if Baring considers that doing so would be consistent with the Fund’s investment objective.

The Fund may also enter into repurchase agreement transactions.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets, including precious metals, agriculture, energy, livestock, or industrial metals, in a few different ways. The Fund may obtain such exposure through, among other things, investments in issuers in commodities-related industries or in other investment vehicles that invest directly in commodities, commodities-related companies, or commodities-related investments, such as ETNs or ETFs. The Fund may also gain indirect exposure to commodities and commodities-related investments by investing up to 25% of its total assets in a wholly-owned, controlled subsidiary (the “Cayman Subsidiary”), which was formed in the Cayman Islands and is a wholly-owned subsidiary of the Fund, the purpose of which is to invest primarily in commodities-related investments including ETFs, futures contracts, and options.

In seeking its investment objective, the Fund does not seek to perform relative to any particular benchmark or index of securities. Over time, the Fund aims to outperform consumer inflation in the U.S. as measured by the Consumer Price Index for All Urban Consumers. In selecting investments for the Fund, Baring employs a “top-down” strategic investment philosophy, seeking to identify asset classes and elements within asset classes with the potential to grow faster than inflation. Baring’s investment process is driven by fundamental research and analysis of asset classes, countries, sectors, bonds, and currencies. Baring may sell a security for the Fund if, for example, in its judgment, it achieves a full valuation, is not meeting fundamental expectations, or is no longer consistent with the view Baring has for the economic or investment cycle.

		The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. Except as otherwise stated, references in this section to “the Fund” or “a Fund” may relate to the Fund, one or more underlying ETFs or both.

Bank Loans Risk Many of the risks associated with bank loans are similar to the risks of investing in below investment grade fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are typically supported by collateral; however the value of the collateral may be insufficient to cover the amount owed to the Fund, or the Fund may be prevented or delayed from realizing on the collateral. If the Fund relies on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. In addition, if the Fund holds only a participation interest in a loan made by a third party, the Fund’s receipt of payments on the loan will depend on the third party’s willingness and ability to make those payments to the Fund. The settlement time for certain loans is longer than the settlement time for many other types of investments, and the Fund may not receive the payment for a loan sold by it until well after the sale; that cash would be unavailable for payment of redemption proceeds or for reinvestment. Interests in other bank loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Fund believes to be a fair price.

Below Investment Grade Debt Securities Risk Below investment grade debt securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Cash Position Risk If the Fund holds a significant portion of its assets in cash or cash equivalents, its investment returns may be adversely affected and the Fund may not achieve its investment objective.

Cayman Subsidiary Risk The Fund’s investments in the Cayman Subsidiary will expose the Fund to the risks associated with that entity’s investments, which are generally the risks of commodities-related investments. The Cayman Subsidiary is not subject to the investor protections of the Investment Company Act of 1940, as amended (the “1940 Act”). Changes in U.S. or Cayman laws could result in increased expense or the inability of the Fund to operate as intended, which could adversely affect the investment returns of the Fund. There is no guarantee that the investment objective of the Cayman Subsidiary will be achieved.

Commodities-Related Investments Risk Commodity prices (including precious metals) can be extremely volatile and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner. The values of physical commodities or commodity-linked derivative instruments may be affected by changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, international economic, political, and regulatory developments, or factors affecting a particular region, industry, or commodity. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them.

Convertible Securities Risk Convertible securities are subject to the risks of both debt instruments and equity securities. The price of a convertible security may change in response to changes in price of the underlying equity security, the credit quality of the issuer, and interest rates. In general, the values of convertible securities tend to decline as interest rates rise and to rise when interest rates fall. A convertible security generally has less potential for gain or loss than the underlying equity security.

Credit Risk Credit risk is the risk that an issuer, guarantor, or liquidity provider of a fixed-income security held by the Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The Fund may also be exposed to the credit risk of its counterparty to repurchase agreements, reverse repurchase agreements, swap transactions, and other derivatives transactions. The value of such transactions to the Fund will depend on the willingness and ability of the counterparty to perform its obligations, including among other things the obligation to return collateral or margin to the Fund.

Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.

Exchange Traded Notes Risk ETNs are unsecured debt securities and are subject to credit risk that the issuer will default or will be unable to make timely payments of principal, as well as market risk since the return on an ETN is typically based on the performance of an underlying index. The value of the index may be affected by market forces that affect the value of ETNs in unexpected ways. There may not be an active trading market for these securities.

Fixed Income Securities Risk The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Certain events, such as market or economic developments, regulatory or government actions, natural disasters, terrorist attacks, war, and other geopolitical events can have a dramatic adverse effect on the debt market and the overall liquidity of the market for fixed income securities. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, and potentially at unfavorable prices. Certain securities may be difficult to value during such periods. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk. These risks may be heightened due to the current historically low interest rate environment.

Foreign Investment Risk; Emerging Markets Risk; Currency Risk Investments in securities of non-U.S. issuers (including depositary receipts) entail risks not typically associated with investing in securities of U.S. issuers. Similar risks may apply to securities traded on a U.S. securities exchange that are issued by companies with significant exposure to non-U.S. countries. In certain countries, legal remedies available to investors may be more limited than those available with regard to U.S. investments. Because non-U.S. securities are normally denominated and traded in currencies other than the U.S. dollar, the value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, exchange control regulations, and restrictions or prohibitions on the repatriation of non-U.S. currencies. Income and gains with respect to investments in certain countries may be subject to withholding and other taxes. There may be less information publicly available about a non-U.S. company than about a U.S. company, and many non-U.S. companies are not subject to accounting, auditing, and financial reporting standards, regulatory framework and practices comparable to those in the U.S. Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or export of foreign currency, other economic sanctions, and tax increases. The securities of some non-U.S. companies, especially those in emerging markets, are less liquid and at times more volatile than securities of comparable U.S. companies. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates. Non-U.S. transaction costs, such as brokerage commissions and custody costs may be higher than in the United States. In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could adversely affect the values of the Fund’s investments in certain non-U.S. countries.

Frequent Trading/Portfolio Turnover Risk Portfolio turnover generally involves some expense to the Fund and may result in the realization of taxable capital gains (including short-term gains). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Geographic Focus Risk When the Fund focuses investments on a particular country, group of countries, or geographic region, its performance will be closely tied to the market, currency, economic, political, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically diversified funds.

Growth Company Risk The prices of growth securities are often highly sensitive to market fluctuations because of their heavy dependence on future earnings expectations, and can be more volatile than the market in general.

Inflation Risk The value of assets or income from the Fund’s investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund’s assets can decline as can the value of the Fund’s distributions.

Leveraging Risk Instruments and transactions, including derivatives, that create leverage may cause the value of an investment in the Fund to be more volatile, could result in larger losses than if they were not used, and tend to compound the effects of other risks.

Liquidity Risk Certain securities may be difficult (or impossible) to sell or positions difficult to close out at a desirable time and price, and the Fund may be required to hold an illiquid investment that is declining in value, or it may be required to sell certain illiquid investments at a price or time that is not advantageous in order to meet redemptions or other cash needs. Some securities may be subject to restrictions on resale. There can be no assurance that there will be a liquid market for instruments held by the Fund at any time.

Management Risk The Fund relies on the manager’s investment analysis and its selection of investments to achieve its investment objective. There can be no assurance that the Fund will achieve the intended results and the Fund may incur significant losses.

Market Risk The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. The market for mortgage- and asset-backed securities has recently experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

Preferred Stock Risk Like other equity securities, preferred stock is subject to the risk that its value may decrease based on actual or perceived changes in the business or financial condition of the issuer. In addition, changes in interest rates may adversely affect the value of a preferred stock that pays a fixed dividend.

REIT Risk Investments in REITs may be subject to risks similar to those associated with direct investment in real estate, as well as additional risks associated with equity investments.

Repurchase Agreement Risk These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

Smaller and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of smaller companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Smaller companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Tax Status Risk The Fund’s ability to make direct and indirect investments in some of the asset classes described herein, including commodities-related investments or in investment vehicles that provide exposure to commodities or commodities-related investments, is limited by the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”); if the Fund does not appropriately limit such investments or if such investments (or the income earned on such investments) are recharacterized for U.S. tax purposes, the Fund’s status as a regulated investment company may be jeopardized. If the Fund were to fail to qualify as a regulated investment company in any taxable year, and were ineligible to or otherwise did not cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as dividend income.

U.S. Government Securities Risk Obligations of certain U.S. Government agencies and instrumentalities are not backed by the full faith and credit of the U.S. Government, and there can be no assurance that the U.S. Government would provide financial support to such agencies and instrumentalities.

Valuation Risk The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

		Value Company Risk The value investment approach entails the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock the investment adviser or subadviser judges to be undervalued may actually be appropriately priced.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance. Performance for Class R4 and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted to reflect Class R4 and Class R3 expenses, respectively. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Fund’s performance from year to year for Class I shares. The table shows how the Fund’s average annual returns for 1 year, and since inception, compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-309-3539
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.massmutual.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Performance Class I Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter:	4Q ’13,	5.73%	Lowest Quarter:	3Q ’15,	-7.84%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2015)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance for Class A shares of the Fund reflects any applicable sales charge.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
MassMutual Barings Dynamic Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (Fund and Cayman Subsidiary)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.62%
Other Expenses of the Cayman Subsidiary	rr_Component3OtherExpensesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	2.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.39%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.85%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.54%	[2]
1 Year	rr_ExpenseExampleYear01	$ 157
3 Years	rr_ExpenseExampleYear03	869
5 Years	rr_ExpenseExampleYear05	1,605
10 Years	rr_ExpenseExampleYear10	$ 3,551
2006	rr_AnnualReturn2006
2007	rr_AnnualReturn2007
2008	rr_AnnualReturn2008
2009	rr_AnnualReturn2009
2010	rr_AnnualReturn2010
2011	rr_AnnualReturn2011
2012	rr_AnnualReturn2012	6.63%
2013	rr_AnnualReturn2013	13.18%
2014	rr_AnnualReturn2014	4.30%
2015	rr_AnnualReturn2015	(1.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.84%)
One Year	rr_AverageAnnualReturnYear01	(1.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2011
MassMutual Barings Dynamic Allocation Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (Fund and Cayman Subsidiary)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.72%
Other Expenses of the Cayman Subsidiary	rr_Component3OtherExpensesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	2.17%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.49%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.85%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.64%	[2]
1 Year	rr_ExpenseExampleYear01	$ 167
3 Years	rr_ExpenseExampleYear03	899
5 Years	rr_ExpenseExampleYear05	1,654
10 Years	rr_ExpenseExampleYear10	$ 3,642
One Year	rr_AverageAnnualReturnYear01	(1.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2011
MassMutual Barings Dynamic Allocation Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (Fund and Cayman Subsidiary)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.82%
Other Expenses of the Cayman Subsidiary	rr_Component3OtherExpensesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	2.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.59%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.85%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.74%	[2]
1 Year	rr_ExpenseExampleYear01	$ 177
3 Years	rr_ExpenseExampleYear03	929
5 Years	rr_ExpenseExampleYear05	1,702
10 Years	rr_ExpenseExampleYear10	$ 3,733
One Year	rr_AverageAnnualReturnYear01	(1.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2011
MassMutual Barings Dynamic Allocation Fund | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (Fund and Cayman Subsidiary)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.92%
Other Expenses of the Cayman Subsidiary	rr_Component3OtherExpensesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	2.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.69%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.85%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.84%	[2]
1 Year	rr_ExpenseExampleYear01	$ 187
3 Years	rr_ExpenseExampleYear03	958
5 Years	rr_ExpenseExampleYear05	1,750
10 Years	rr_ExpenseExampleYear10	$ 3,822
One Year	rr_AverageAnnualReturnYear01	(1.91%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2011
MassMutual Barings Dynamic Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (Fund and Cayman Subsidiary)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.92%
Other Expenses of the Cayman Subsidiary	rr_Component3OtherExpensesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	2.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.94%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.85%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.09%	[2]
1 Year	rr_ExpenseExampleYear01	$ 775
3 Years	rr_ExpenseExampleYear03	1,547
5 Years	rr_ExpenseExampleYear05	2,336
10 Years	rr_ExpenseExampleYear10	$ 4,383
One Year	rr_AverageAnnualReturnYear01	(7.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2011
MassMutual Barings Dynamic Allocation Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (Fund and Cayman Subsidiary)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.82%
Other Expenses of the Cayman Subsidiary	rr_Component3OtherExpensesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	2.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.84%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.85%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	1.99%	[2]
1 Year	rr_ExpenseExampleYear01	$ 202
3 Years	rr_ExpenseExampleYear03	1,002
5 Years	rr_ExpenseExampleYear05	1,821
10 Years	rr_ExpenseExampleYear10	$ 3,953
One Year	rr_AverageAnnualReturnYear01	(2.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2011
MassMutual Barings Dynamic Allocation Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees (Fund and Cayman Subsidiary)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	1.82%
Other Expenses of the Cayman Subsidiary	rr_Component3OtherExpensesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	2.27%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.09%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.85%)
Total Annual Fund Operating Expenses after Expense Reimbursement	rr_NetExpensesOverAssets	2.24%	[2]
1 Year	rr_ExpenseExampleYear01	$ 227
3 Years	rr_ExpenseExampleYear03	1,075
5 Years	rr_ExpenseExampleYear05	1,939
10 Years	rr_ExpenseExampleYear10	$ 4,168
One Year	rr_AverageAnnualReturnYear01	(2.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2011
MassMutual Barings Dynamic Allocation Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(3.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2011
MassMutual Barings Dynamic Allocation Fund | Return After Taxes on Distributions and sales of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2011
MassMutual Barings Dynamic Allocation Fund | MSCI World Index (Reflects no deduction for fees or expenses.)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	12.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 28, 2011
MassMutual Barings Dynamic Allocation Fund | CPI-U (Reflects no deduction for fees, expenses, or taxes.)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.73%
Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2011

[1]	Because Total Annual Fund Operating Expenses include Acquired Fund fees and expenses, they may not correspond to the ratios of expenses to average daily net assets shown in the “Financial Highlights” tables in the Prospectus, which reflect the operating expenses of the Fund and do not include Acquired Fund fees and expenses.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary litigation and legal expenses, Acquired Fund fees and expenses, interest expense, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses) through January 31, 2017, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 1.02%, 1.12%, 1.22%, 1.32%, 1.57%, 1.47%, and 1.72% for Classes I, R5, Service, Administrative, A, R4, and R3, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.